Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2023 and 2022, intangible assets consisted of the following:

	December 31, 2023	December 31, 2022
Intangible assets	$30,187	$27,055
Less: accumulated amortization	(9,932)	(6,758)
	$20,255	$20,297

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App and Cheer Chat App, which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2023, 2022 and 2021, amortization expense amounted to $3,311, $2,794 and $2,008, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2023:

2024	$3,302
2025	3,302
2026	3,302
2027	3,302
Thereafter	7,047
Total	$20,255